Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production tools	Furniture and fixtures	Other	Total

Cost at January 1, 2022	20.9	7.3	11.9	3.2	4.5	47.9
Accumulated Depreciation at January 1, 2022	(1.9)	(3.5)	(5.6)	(0.6)	(1.9)	(13.5)
Net book amount at January 1, 2022	19.0	3.8	6.3	2.6	2.6	34.4

Twelve month period ended December 31, 2022
Opening net book amounts	19.0	3.8	6.3	2.6	2.6	34.4
Additions	30.8	4.1	7.9	10.7	6.8	60.3
Disposals	(0.4)	(0.1)	(1.3)	—	—	(1.8)
Depreciation	(3.7)	(2.4)	(5.3)	(0.9)	(1.8)	(14.1)
Currency translation	(1.0)	(0.1)	0.0	(0.3)	(0.1)	(1.5)
Net book value at December 31, 2022	44.7	5.3	7.5	12.1	7.6	77.2

Cost at December 31, 2022	49.7	10.7	12.9	13.5	11.0	97.8
Accumulated Depreciation at December 31, 2022	(5.0)	(5.4)	(5.3)	(1.4)	(3.4)	(20.6)
Net book amount at December 31, 2022	44.7	5.3	7.5	12.1	7.6	77.2

Twelve month period ended December 31, 2023
Opening net book amounts	44.7	5.3	7.5	12.1	7.6	77.2
Additions	15.1	3.8	8.8	7.4	7.7	42.8
Disposals	(0.3)	—	—	(0.1)	(0.1)	(0.5)
Depreciation	(7.4)	(2.5)	(7.0)	(2.1)	(2.9)	(21.9)
Currency translation	(2.5)	(0.4)	—	(0.8)	(0.3)	(4.0)
Net book value at December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6

Cost at December 31, 2023	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation at December 31, 2023	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book amount at December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6
Other comprises mainly IT hardware costs. As at December 31, 2023, assets related to global retail and corporate office expansions in the amount of CHF 2.4 million (December 31, 2022: CHF 6.4 million) are not yet in use and not ready for use.

Accounting policies
Property, plant and equipment (PPE) is valued at purchase cost less accumulated depreciation and any impairment in value. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms within the feasibility of the respective lease agreement.
Depreciation is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: 5 to 8 years
•Trade tools (e.g. point-of-sale and exhibition installations): 3 years
•Production tools (e.g. molds at the factory sites): 2 years
•Furniture and fixtures: 5 to 8 years
•Other: 3 to 8 years
At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.